Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables

Trade and other payables consist of the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Current:
Trade and other payables – non-related parties	3,178,650	3,485,774
Trade and other payables – related parties	260,004	181,507
Subtotal	3,438,654	3,667,281
Non-current:
Trade and other payables – non-related parties	1,196,039	-
Trade and other payables – related parties	-	763
Subtotal	1,196,039	763
Total	4,634,693	3,668,044